Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Disclosure of transactions between related parties
For the year ended December 31, 2021 and 2020, related party transactions and balances with the Corporation's 49% owned equity accounted investee, Weichai Ballard JV, were as follows:

Balances with related party - Weichai Ballard JV	2021	2020
Trade and other receivables	$10,794	$17,465
Investments	28,982	27,561
Deferred revenue	2,730	4,712

Transactions during the year with related party - Weichai Ballard JV	2021	2020
Revenues	$35,239	$44,855
For the year ended December 31, 2021 and 2020, related party transactions and balances with the Corporation's 10% owned equity accounted investee, Synergy Ballard JVCo, were as follows:

Balances with related party - Synergy Ballard JVCo	2021	2020
Trade and other receivables	$99	$99
Investments	—	—
Deferred revenue	16	304

Transactions during the year with related party - Synergy Ballard JVCo	2021	2020
Revenues	$3,441	$8,232

Corporation Directors and Executive Officers
Key management personnel compensation is comprised of:

	2021	2020
Salaries and employee benefits	$3,767	$3,021
Post-employment retirement benefits	74	62
Share-based compensation (note 21)	2,411	1,530
	$6,252	$4,613